Changes in Accounting Policies And Disclosures	12 Months Ended
Dec. 31, 2024
Legal Status, Management and Business Activity [Abstract]
Changes in Accounting Policies And Disclosures
3	Changes in Accounting Policies and Disclosures

New and Amended Standards and Interpretations

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2024. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

●	Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback;

●	Amendments to IAS 1 - Classification of Liabilities as Current or Non-current and Non-current liabilities with Covenants;

●	Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements.

The adoption of above standards and amendments did not have any significant impact on the consolidated financial statements of the Group.

New Standards and Interpretations Not Yet Effective

The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

●	Amendments to IAS 21 - Lack of exchangeability (January 1, 2025);

●	Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments (January 1, 2026);

●	IFRS 19 - Subsidiaries without Public Accountability: Disclosures. (January 1, 2027);

●	IFRS 18 - Presentation and Disclosure in Financial Statements (January 1, 2027);

●	Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (the IASB postponed the effective date of this amendment indefinitely - Early adoption is permitted);

●	Amendments to the SASB (Sustainability Accounting Standards Board) standards to enhance their international applicability (January 1, 2025).

The Group does not expect the future application of the standards and amendments to have a material impact on the consolidated financial statements. However, the Group continues to evaluate the potential implications of IFRS 18 and IFRS 19 on future presentation and disclosures.

New accounting policies adopted by the Company – Taxation

The Group’s subsidiaries in UAE is subject to the Federal corporate tax (CT) regime as implemented by the UAE Ministry of Finance through release of Federal Decree-Law No. 47 of 2022 on the Taxation of Corporations and Businesses (“Corporate Tax Law” or the “Law”) to enact a Corporate Tax (“CT”) regime in the UAE. The Cabinet of Ministers Decision No. 116 of 2022 specifies the threshold of income over which the 9% tax rate would apply to taxable income exceeding AED 375,000 and a rate of 0% will apply to taxable income not exceeding AED 375,000 and a rate of 0% on qualifying income of free zone entities. Corporate tax law in the UAE is effective from January 1, 2024, in accordance with Federal Decree-Law No. 47 of 2022.

The Group’s subsidiary is subject to the CT regime from with effect from 1 January 2024, and accordingly, it has recorded a net income tax expense of USD 31,326 in consolidated statement of comprehensive income. The related accounting policies adopted and applied by the Group in this regard are as follows:

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date where the Company operates and generates taxable income.

Deferred tax

Deferred tax is provided on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognised for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except:

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are re-assessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.